Share Capital and Reserves (Narrative) (Details)	1 Months Ended					12 Months Ended
	Jul. 31, 2017 CAD ($) shares	Jun. 30, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($) $ / shares shares	Aug. 31, 2016 CAD ($) $ / shares shares	Feb. 28, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from common share							$ 68,087,433
Proceeds from Warrants exercise						$ 251,505	$ 7,468,804
Risk-free rate						1.53%	0.60%
Volatility						70.00%	78.00%
Stock option, granted | shares						3,465,140	672,500
Weighted average exercise price						$ 0.92	$ 0.86
Stock option, Exercise | shares						(2,448,916)	(3,777,161)
Proceeds from Stock options						$ 2,245,788	$ 3,259,700
Stock option, Expired | shares						(105,612)	(430,400)
Stock option, Cancelled | shares							(100,000)
Replacement option issued | shares						153,089
Private Placement [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares			12,036,436		29,931,931
Price per share | $ / shares			$ 3.17		$ 1.00
Proceeds from common share			$ 36,349,109		$ 28,308,914
Net of cash commissions and expenses			$ 1,806,393		$ 1,623,017
BMG [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares	218,700	9,352,320		532,864
Price per share | $ / shares				$ 3.15
Proceeds from common share		$ 24,970,694		$ 1,678,522
Proceeds from Warrants exercise	$ 251,505
Replacement warrants issued | shares	218,700	218,700
Replacement warrants value		$ 332,551
Risk-free rate		0.56%
Forfeiture rate		0.00%
Volatility		52.00%
Fair value of warrants	$ 332,551
Weighted average exercise price		$ 1.67
Fair value of stock options		$ 243,955
Replacement option issued | shares		153,089
Warrant [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares							7,468,804
Exercise of warrants | shares							7,468,804
Proceeds from Warrants exercise							$ 7,468,804
Warrants Expired							125,444
Replacement warrants issued | shares						218,700
Weighted average exercise price						$ 1.15	$ 1
Stock option, Exercise | shares						(218,700)	(7,468,804)
Stock option, Expired | shares							(125,444)
Stock Option [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares						2,448,916	3,777,161
Stock option, granted | shares						3,465,140	672,500
Weighted average exercise price							$ 2.93
Fair value of option							1,324,521
Stock price per option							$ 1.97
Stock option, Exercise | shares						2,448,916	3,777,161
Proceeds from Stock options						$ 2,245,788	$ 3,259,700
Fair value of stock options						$ 1,782,269	$ 2,602,487
Stock option, Expired | shares						105,612	430,400
Stock option, Cancelled | shares							100,000
Fair value transferred from reserves to deficit						$ 183,406	$ 507,615
Replacement option issued | shares						87,477
Replacement option Expired | shares						65,612
Stock Option One [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						325,000
Weighted average exercise price						$ 2.24
Stock price per option						1.29
Fair value of stock options						$ 420,329
Stock Option Two [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						2,455,540
Weighted average exercise price						$ 2.12
Stock price per option						1.23
Fair value of stock options						3,010,246
Stock option expense						$ 2,287,670
Stock Option Three [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						84,600
Weighted average exercise price						$ 2.12
Stock price per option						0.56
Fair value of stock options						$ 47,672
Stock Option Four [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						600,000
Weighted average exercise price						$ 2.25
Stock price per option						1.31
Fair value of stock options						786,240
Stock option expense						$ 380,554
RestrictedShareUnit (RSU) [Member]
Disclosure of classes of share capital [line items]
Common Stock reserved for issue | shares						5,000,000